BANK AND OTHER BORROWINGS (Details Narrative) - HKD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Repayments of borrowing		$ 15,105,872	$ 564,320	$ 580,730
Loan 2 [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowingsRepaymentTerm]			12 years
Repayments of borrowing	$ 6,618,280